UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Ordinary shares	Preferred Shares A	Preferred Shares B	Preferred Shares C	Share capital	Share premium	Accumulated deficit	Capital reserves	Total
Balance at the beginning at Dec. 31, 2021					$ 4	$ 46,203	$ (83,819)	$ 226	$ (37,386)
Balance at the beginning (in shares) at Dec. 31, 2021	18,783,168	7,638,647	4,999,651	895,710
Exercise of options						33	0	0	33
Exercise of options (in shares)	73,247
Shares issued to Financial Institutions						1,978			1,978
Shares issued to Financial Institutions (Shares)	846,432
Warrant exercised						5,000			5,000
Warrant exercised ( Shares)				860,802
Share based payments						229	0	0	229
Loss for the period					0	0	(19,072)	3,674	(15,398)
Balance at the end at Jun. 30, 2022					4	53,443	(102,891)	3,900	(45,544)
Balance at the end (in shares) at Jun. 30, 2022	19,702,847	7,638,647	4,999,651	1,756,512
Balance at the beginning at Dec. 31, 2022					0	446,488	(481,608)	3,498	(31,622)
Balance at the beginning (in shares) at Dec. 31, 2022	80,672,674	0	0	0
Exercise of options					0	26	0		26
Exercise of options (in shares)	84,293
Share based payments					0	308	0	0	308
Loss for the period					0	0	(46,256)	(272)	(46,528)
Balance at the end at Jun. 30, 2023					$ 0	$ 446,822	$ (527,864)	$ 3,226	$ (77,816)
Balance at the end (in shares) at Jun. 30, 2023	80,756,967	0	0	0